Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events
Subsequent events

38. Subsequent events
Investment in Dada
On March 22, 2021, the Group entered into a share purchase agreement with Dada, under which the Group has agreed to invest a total of US$800 million in newly issued ordinary shares of Dada, at a per share purchase price equal to the closing trading price of Dada’s ordinary shares on the Nasdaq, on March 19, 2021, the last trading day prior to the date of the share purchase agreement.
Upon the closing of this transaction, Dada issued to the Group certain number of ordinary shares of Dada in consideration for US$546 million in cash and certain strategic resources from the Group. The Group held, taking into account its existing shareholding, approximately 52% of Dada’s issued and outstanding shares and consolidated the financial results of Dada into the Group’s consolidated financial statements since February 28, 2022.
Acquisition of CNLP
On September 1, 2021, JD Property entered into a sale and purchase agreement to acquire shares of CNLP, representing approximately 26.38% of the issued share capital of CNLP, for a total consideration of HK$3.99 billion in cash. Upon completion of the proposed transactions, JD Property held
approximately 37.02% of the issued share capital of CNLP.
In accordance with relevant listing rules, JD Property were required to make an offer for all the issued shares of CNLP and an offer for all the outstanding convertible bonds of CNLP. As of March 1, 2022, JD Property held all the outstanding convertible bonds and approximately
80% of CNLP’s issued and outstanding shares, and consolidated the financial results of CNLP into consolidated financial statements.
As of date of this report, JD Property has accumulatively paid approximately
HK$13 billion as consideration for this transaction.
Regulatory Approval of Green Loan Facility
In December 2021, the Group entered into a 5-year US$2,000
million unsecured term and revolving loan facility with 5 lead arrangers. This loan facility is the Company’s first green loan facility. The term and revolving loans under this facility were priced at
85
basis points over London Interbank Offered Rate. The Company intended to use the proceeds from this loan facility to (i) finance or refinance in whole or in part, one or more of its new or existing eligible green projects and/or (ii) general corporate purposes. In April 2022, the Group completed the loan facility’s final registration with the applicable regulatory authority in China.
Investment in Deppon Holdco
On March 11, 2022, the Group, through a subsidiary of JD Logistics, entered into a series of agreements with the shareholders of the Ningbo Meishan Baoshui Area Deppon Investment Holding Company Limited (“Deppon Holdco”), in relation to the proposed acquisition of approximately
 99.99% equity interest of Deppon Holdco, which in turn holds a total of approximately 66.50% of the issued share capital of Deppon Logistics Co., Ltd (“Deppon”), for a total consideration of approximately RMB9.0 billion. The transaction is subject to a staggered acquisition arrangement and certain customary closing conditions, including relevant regulatory approvals. Upon completion of the proposed transactions, the financial results of Deppon Holdco will be consolidated into the Group’s consolidated financial statements.
JD Logistics’s Financing
On March 25, 2022, JD Logistics entered into a placing agreement, pursuant to which JD Logistics had agreed to issue
150,500,000
of its ordinary shares to a group of third-party investors for net proceeds of approximately HK$3,102 million in a placement (the “JDL Placement”). Concurrently, the Company, through its wholly-owned subsidiary (the “JD Entity”), had entered into a subscription agreement with JD Logistics, pursuant to which the JD Entity had agreed to subscribe for, and JD Logistics had agreed to issue,
 261,400,000
ordinary shares of JD Logistics, at the same per share price for the JDL Placement, for net proceeds of approximately
 US$692
million in cash (the “JD Subscription”). On April 1, 2022, the JDL Placement completed in accordance with the terms and conditions of the placing agreement. JD Subscription is subject to certain customary closing conditions, including the approval of the HKEX for the listing of the newly issued shares, and the closing conditions for the JD Subscription also include the approval of JD Logistics’s independent shareholders. Upon completion of the JDL Placement and the JD Subscription, the Company, through the JD Entity, will maintain its shareholding in JD Logistics at approximately
63.5
%, and continue to consolidate JD Logistics’s financial results into its consolidated financial statements.
JD Property’s Financing
On March 28, 2022, JD Property entered into definitive agreements for its non-redeemable series B preferred share financing with investors led by Hillhouse Investment, Warburg Pincus, and one leading global institutional investor, among others. The total amount raised in this round is expected to be approximately US$800 million. The Group will remain the majority shareholder of JD Property after the completion of this transaction.
Share Repurchase Program
Under the 2020 share repurchase program, as of the date of this report, the Company had repurchased 16,416,400

ADSs for approximately US$1,137 million, including 5,010,203 ADSs for approximately US$286 million during the period from January 1, 2022 to the date of this report.